SHARE-BASED COMPENSATION (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Option outstanding
Number outstanding (in shares)	1,888,698
Aggregate intrinsic value	$ 43,017
Option exercisable
Number exercisable (in shares)	390,000
Aggregate intrinsic value	8,662
$0.01
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 0.01
Option outstanding
Number outstanding (in shares)	221,843
Weighted average remaining contractual life	1 year 1 month 17 days
Weighted Average Exercise price per option (in dollars per share)	$ 0.01
Aggregate intrinsic value	6,063
$1.00-$2.00
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 1.00
High end of range of exercise prices (in dollars per share)	$ 2.00
Option outstanding
Number outstanding (in shares)	62,855
Weighted average remaining contractual life	2 years 11 months 8 days
Weighted Average Exercise price per option (in dollars per share)	$ 1.68
Aggregate intrinsic value	1,613
$5.13
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 5.13
Option outstanding
Number outstanding (in shares)	1,276,300
Weighted average remaining contractual life	8 years 10 months 17 days
Weighted Average Exercise price per option (in dollars per share)	$ 5.13
Aggregate intrinsic value	28,348
Option exercisable
Number exercisable (in shares)	390,000
Weighted Average Exercise price per option (in dollars per share)	$ 5.13
Aggregate intrinsic value	8,662
$6.00
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 6.00
Option outstanding
Number outstanding (in shares)	327,700
Weighted average remaining contractual life	9 years 5 months 23 days
Weighted Average Exercise price per option (in dollars per share)	$ 6.00
Aggregate intrinsic value	$ 6,993